Convertible Debentures - Summary of Convertible Debentures (Detail) - CAD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Notes And Debentures Issued [Line Items]
Convertible Debentures		$ 22,295,710	$ 19,534,988
Current debentures	$ 23,457,500	22,185,170	0
Non-current debentures	$ 85,091	110,540	19,534,988
2019 Convertible debentures liability [Member]
Disclosure Of Detailed Information About Notes And Debentures Issued [Line Items]
Convertible Debentures		22,185,170	$ 19,534,988
2021 Convertible debentures liability [Member]
Disclosure Of Detailed Information About Notes And Debentures Issued [Line Items]
Convertible Debentures		69,034
Non-current debentures		110,540
2021 Convertible debentures embedded derivative [Member]
Disclosure Of Detailed Information About Notes And Debentures Issued [Line Items]
Convertible Debentures		$ 41,506